Supplementary Balance Sheet Information - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Assets [Abstract]
Government institutions	$ 135	$ 114
Employees	10	9
Interest receivable	258	344
Sundry	90	71
Other current assets	$ 493	$ 538